Distribution Date:	09/16/22	Benchmark 2020-B18 Mortgage Trust
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2020-B18

Table of Contents
Section	Pages	Role	Party and Contact Information	Contacts
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners,LLC
Current Mortgage Loan and Property Stratification	9-13		Job Warshaw		jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Principal Prepayment Detail	18
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Detail	19				trustadministrationgroup@wellsfargo.com
Delinquency Loan Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
Specially Serviced Loan Detail - Part 1	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 2	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	24	Trust Directing Holder	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
		Loan-Specific Directing	FIAM LLC
Interest Shortfall Detail - Collateral Level	27	Holder
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163AAA1	0.875000%	7,467,000.00	5,033,896.30	142,467.88	3,670.55	0.00	0.00	146,138.43	4,891,428.42	30.09%	30.00%
A-2	08163AAK9	2.072000%	164,258,000.00	164,258,000.00	0.00	283,618.81	0.00	0.00	283,618.81	164,258,000.00	30.09%	30.00%
A-3	08163AAB9	1.926000%	67,056,000.00	67,056,000.00	0.00	107,624.88	0.00	0.00	107,624.88	67,056,000.00	30.09%	30.00%
A-SB	08163AAC7	1.862000%	8,738,000.00	8,738,000.00	0.00	13,558.46	0.00	0.00	13,558.46	8,738,000.00	30.09%	30.00%
A-4	08163AAD5	1.672000%	119,000,000.00	119,000,000.00	0.00	165,806.67	0.00	0.00	165,806.67	119,000,000.00	30.09%	30.00%
A-5	08163AAE3	1.925000%	260,095,000.00	260,095,000.00	0.00	417,235.73	0.00	0.00	417,235.73	260,095,000.00	30.09%	30.00%
A-M	08163AAG8	2.335000%	106,300,000.00	106,300,000.00	0.00	206,842.08	0.00	0.00	206,842.08	106,300,000.00	18.18%	18.13%
B	08163AAH6	2.648000%	33,569,000.00	33,569,000.00	0.00	74,075.59	0.00	0.00	74,075.59	33,569,000.00	14.42%	14.38%
C	08163AAJ2	3.771302%	34,687,000.00	34,687,000.00	0.00	109,012.61	0.00	0.00	109,012.61	34,687,000.00	10.53%	10.50%
D	08163AAT0	2.250000%	23,499,000.00	23,499,000.00	0.00	44,060.63	0.00	0.00	44,060.63	23,499,000.00	7.90%	7.88%
E	08163AAV5	2.250000%	16,784,000.00	16,784,000.00	0.00	31,470.00	0.00	0.00	31,470.00	16,784,000.00	6.02%	6.00%
F	08163AAX1	2.500000%	15,665,000.00	15,665,000.00	0.00	32,635.42	0.00	0.00	32,635.42	15,665,000.00	4.26%	4.25%
G-RR	08163ABA0	3.883802%	8,952,000.00	8,952,000.00	0.00	28,973.16	0.00	0.00	28,973.16	8,952,000.00	3.26%	3.25%
H-RR*	08163ABC6	3.883802%	29,093,108.00	29,093,108.00	0.00	94,112.08	0.00	0.00	94,112.08	29,093,108.00	0.00%	0.00%
AGN-D	08163ABM4	3.744000%	27,900,000.00	27,900,000.00	0.00	87,048.00	0.00	0.00	87,048.00	27,900,000.00	77.09%	77.09%
AGN-E	08163ABP7	3.759000%	42,875,000.00	42,875,000.00	0.00	134,305.94	0.00	0.00	134,305.94	42,875,000.00	41.88%	41.88%
AGN-F	08163ABR3	4.139000%	51,000,000.00	51,000,000.00	0.00	175,907.50	0.00	0.00	175,907.50	51,000,000.00	0.00%	0.00%
AGN-G*	08163ABT9	4.534773%	41,625,000.00	41,625,000.00	0.00	157,299.94	0.00	0.00	157,299.94	41,625,000.00	0.00%	0.00%
RR Interest	N/A	3.883802%	9,576,204.00	9,550,175.34	1,524.08	30,908.64	0.00	0.00	32,432.72	9,548,651.26	0.00%	0.00%
RR Certificate	08163ABX0	3.883802%	29,723,796.00	29,643,005.05	4,730.63	95,938.04	0.00	0.00	100,668.67	29,638,274.42	0.00%	0.00%
S	08163ABE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

R	08163ABF9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	18.13%
AGN-VRR	N/A	4.534773%	8,600,000.00	8,600,000.00	0.00	32,499.21	0.00	0.00	32,499.21	8,600,000.00	0.00%	0.00%
Regular SubTotal			1,106,463,108.00	1,103,923,184.69	148,722.59	2,326,603.94	0.00	0.00	2,475,326.53	1,103,774,462.10

X-A	08163AAF0	1.915196%	732,914,000.00	730,480,896.30	0.00	1,165,845.19	0.00	0.00	1,165,845.19	730,338,428.42
X-B	08163AAM5	0.664951%	68,256,000.00	68,256,000.00	0.00	37,822.43	0.00	0.00	37,822.43	68,256,000.00
X-D	08163AAP8	1.633802%	40,283,000.00	40,283,000.00	0.00	54,845.36	0.00	0.00	54,845.36	40,283,000.00
X-F	08163AAR4	1.383802%	15,665,000.00	15,665,000.00	0.00	18,064.38	0.00	0.00	18,064.38	15,665,000.00
AGN-X	08163ABK8	0.620064%	121,775,000.00	121,775,000.00	0.00	62,923.55	0.00	0.00	62,923.55	121,775,000.00
Notional SubTotal			978,893,000.00	976,459,896.30	0.00	1,339,500.91	0.00	0.00	1,339,500.91	976,317,428.42

Deal Distribution Total					148,722.59	3,666,104.85	0.00	0.00	3,814,827.44

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163AAA1	674.15244409	19.07966787	0.49156957	0.00000000	0.00000000	0.00000000	0.00000000	19.57123744	655.07277622
A-2	08163AAK9	1,000.00000000	0.00000000	1.72666665	0.00000000	0.00000000	0.00000000	0.00000000	1.72666665	1,000.00000000
A-3	08163AAB9	1,000.00000000	0.00000000	1.60500000	0.00000000	0.00000000	0.00000000	0.00000000	1.60500000	1,000.00000000
A-SB	08163AAC7	1,000.00000000	0.00000000	1.55166629	0.00000000	0.00000000	0.00000000	0.00000000	1.55166629	1,000.00000000
A-4	08163AAD5	1,000.00000000	0.00000000	1.39333336	0.00000000	0.00000000	0.00000000	0.00000000	1.39333336	1,000.00000000
A-5	08163AAE3	1,000.00000000	0.00000000	1.60416667	0.00000000	0.00000000	0.00000000	0.00000000	1.60416667	1,000.00000000
A-M	08163AAG8	1,000.00000000	0.00000000	1.94583330	0.00000000	0.00000000	0.00000000	0.00000000	1.94583330	1,000.00000000
B	08163AAH6	1,000.00000000	0.00000000	2.20666657	0.00000000	0.00000000	0.00000000	0.00000000	2.20666657	1,000.00000000
C	08163AAJ2	1,000.00000000	0.00000000	3.14275117	0.00000000	0.00000000	0.00000000	0.00000000	3.14275117	1,000.00000000
D	08163AAT0	1,000.00000000	0.00000000	1.87500021	0.00000000	0.00000000	0.00000000	0.00000000	1.87500021	1,000.00000000
E	08163AAV5	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F	08163AAX1	1,000.00000000	0.00000000	2.08333355	0.00000000	0.00000000	0.00000000	0.00000000	2.08333355	1,000.00000000
G-RR	08163ABA0	1,000.00000000	0.00000000	3.23650134	0.00000000	0.00000000	0.00000000	0.00000000	3.23650134	1,000.00000000
H-RR	08163ABC6	1,000.00000000	0.00000000	3.23485824	0.00164300	0.00889523	0.00000000	0.00000000	3.23485824	1,000.00000000
AGN-D	08163ABM4	1,000.00000000	0.00000000	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	3.12000000	1,000.00000000
AGN-E	08163ABP7	1,000.00000000	0.00000000	3.13250006	0.00000000	0.00000000	0.00000000	0.00000000	3.13250006	1,000.00000000
AGN-F	08163ABR3	1,000.00000000	0.00000000	3.44916667	0.00000000	0.00000000	0.00000000	0.00000000	3.44916667	1,000.00000000
AGN-G	08163ABT9	1,000.00000000	0.00000000	3.77897754	0.00000000	0.00000000	0.00000000	0.00000000	3.77897754	1,000.00000000
RR Interest	N/A	997.28194387	0.15915283	3.22765054	0.00005326	0.00028821	0.00000000	0.00000000	3.38680337	997.12279103
RR Certificate	08163ABX0	997.28194373	0.15915296	3.22765100	0.00005349	0.00028933	0.00000000	0.00000000	3.38680396	997.12279078
S	08163ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163ABF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AGN-VRR	N/A	1,000.00000000	0.00000000	3.77897791	0.00000000	0.00000116	0.00000000	0.00000000	3.77897791	1,000.00000000

Notional Certificates
X-A	08163AAF0	996.68023302	0.00000000	1.59069849	0.00000000	0.00000000	0.00000000	0.00000000	1.59069849	996.48584748
X-B	08163AAM5	1,000.00000000	0.00000000	0.55412608	0.00000000	0.00000000	0.00000000	0.00000000	0.55412608	1,000.00000000
X-D	08163AAP8	1,000.00000000	0.00000000	1.36150138	0.00000000	0.00000000	0.00000000	0.00000000	1.36150138	1,000.00000000
X-F	08163AAR4	1,000.00000000	0.00000000	1.15316821	0.00000000	0.00000000	0.00000000	0.00000000	1.15316821	1,000.00000000
AGN-X	08163ABK8	1,000.00000000	0.00000000	0.51671977	0.00000000	0.00000000	0.00000000	0.00000000	0.51671977	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/22 - 08/30/22	30	0.00	3,670.55	0.00	3,670.55	0.00	0.00	0.00	3,670.55	0.00
A-2	08/01/22 - 08/30/22	30	0.00	283,618.81	0.00	283,618.81	0.00	0.00	0.00	283,618.81	0.00
A-3	08/01/22 - 08/30/22	30	0.00	107,624.88	0.00	107,624.88	0.00	0.00	0.00	107,624.88	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	13,558.46	0.00	13,558.46	0.00	0.00	0.00	13,558.46	0.00
A-4	08/01/22 - 08/30/22	30	0.00	165,806.67	0.00	165,806.67	0.00	0.00	0.00	165,806.67	0.00
A-5	08/01/22 - 08/30/22	30	0.00	417,235.73	0.00	417,235.73	0.00	0.00	0.00	417,235.73	0.00
X-A	08/01/22 - 08/30/22	30	0.00	1,165,845.19	0.00	1,165,845.19	0.00	0.00	0.00	1,165,845.19	0.00
A-M	08/01/22 - 08/30/22	30	0.00	206,842.08	0.00	206,842.08	0.00	0.00	0.00	206,842.08	0.00
B	08/01/22 - 08/30/22	30	0.00	74,075.59	0.00	74,075.59	0.00	0.00	0.00	74,075.59	0.00
C	08/01/22 - 08/30/22	30	0.00	109,012.61	0.00	109,012.61	0.00	0.00	0.00	109,012.61	0.00
X-B	08/01/22 - 08/30/22	30	0.00	37,822.43	0.00	37,822.43	0.00	0.00	0.00	37,822.43	0.00
X-D	08/01/22 - 08/30/22	30	0.00	54,845.36	0.00	54,845.36	0.00	0.00	0.00	54,845.36	0.00
X-F	08/01/22 - 08/30/22	30	0.00	18,064.38	0.00	18,064.38	0.00	0.00	0.00	18,064.38	0.00
D	08/01/22 - 08/30/22	30	0.00	44,060.63	0.00	44,060.63	0.00	0.00	0.00	44,060.63	0.00
E	08/01/22 - 08/30/22	30	0.00	31,470.00	0.00	31,470.00	0.00	0.00	0.00	31,470.00	0.00
F	08/01/22 - 08/30/22	30	0.00	32,635.42	0.00	32,635.42	0.00	0.00	0.00	32,635.42	0.00
G-RR	08/01/22 - 08/30/22	30	0.00	28,973.16	0.00	28,973.16	0.00	0.00	0.00	28,973.16	0.00
H-RR	08/01/22 - 08/30/22	30	210.99	94,159.88	0.00	94,159.88	47.80	0.00	0.00	94,112.08	258.79
AGN-D	08/01/22 - 08/30/22	30	0.00	87,048.00	0.00	87,048.00	0.00	0.00	0.00	87,048.00	0.00
AGN-X	08/01/22 - 08/30/22	30	0.00	62,923.55	0.00	62,923.55	0.00	0.00	0.00	62,923.55	0.00
AGN-E	08/01/22 - 08/30/22	30	0.00	134,305.94	0.00	134,305.94	0.00	0.00	0.00	134,305.94	0.00
AGN-F	08/01/22 - 08/30/22	30	0.00	175,907.50	0.00	175,907.50	0.00	0.00	0.00	175,907.50	0.00
AGN-G	08/01/22 - 08/30/22	30	0.00	157,299.94	0.00	157,299.94	0.00	0.00	0.00	157,299.94	0.00
RR Interest	08/01/22 - 08/30/22	30	2.25	30,909.15	0.00	30,909.15	0.51	0.00	0.00	30,908.64	2.76
RR Certificate	08/01/22 - 08/30/22	30	7.01	95,939.62	0.00	95,939.62	1.59	0.00	0.00	95,938.04	8.60
AGN-VRR	08/01/22 - 08/30/22	30	0.01	32,499.21	0.00	32,499.21	0.00	0.00	0.00	32,499.21	0.01
Totals			220.26	3,666,154.74	0.00	3,666,154.74	49.90	0.00	0.00	3,666,104.85	270.16

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
		Gain on Sale Proceeds Reserve Account Summary (Pooled)
Total Available Distribution Amount (1)	3,814,827.44	Beginning Reserve Account Balance	0.00
Pooled Non-VRR Available Funds	3,031,741.90	Deposit Amount	0.00
Pooled VRR Available Funds	133,101.39	Withdrawal Amount	0.00
Agellan Portfolio Non-VRR Available Funds	617,484.92	Ending Reserve Account Balance	0.00
Agellan Portfolio VRR Available Funds	32,499.21	Gain on Sale Proceeds Reserve Account Summary (Non-pooled)
		Beginning Reserve Account Balance	0.00
		Fund Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,680,513.78	Master Servicing Fee	4,221.54
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,089.61
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	474.85
ARD Interest	0.00	Operating Advisor Fee	1,572.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,680,513.78	Total Fees	14,358.88

Principal		Expenses/Reimbursements
Scheduled Principal	148,722.59	Reimbursement for Interest on Advances	49.90
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	148,722.59	Total Expenses/Reimbursements	49.90

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit (Pooled)	0.00
		Gain on Sale Proceeds Reserve Account Deposit (Non-pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,666,104.85
Gain on Sale Proceeds (Pooled)	0.00	Principal Distribution	148,722.59
Gain on Sale Proceeds (Non-pooled)	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,814,827.44
Total Funds Collected	3,829,236.37	Total Funds Distributed	3,829,236.22
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	931,923,184.69	931,923,184.69	Beginning Certificate Balance	1,103,923,184.69
(-) Scheduled Principal Collections	148,722.59	148,722.59	(-) Principal Distributions	148,722.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	931,774,462.10	931,774,462.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	931,923,184.79	931,923,184.79	Ending Certificate Balance	1,103,774,462.10
Ending Actual Collateral Balance	931,774,462.20	931,774,462.20

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	121,775,000.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	121,775,000.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP	Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP
	7,499,999 or less	10	56,345,000.00	6.05%	93	3.9180	3.083973	1.44 or less	3	83,000,000.00	8.91%	91	3.6864	(2.421566)
7,500,000 to 14,999,999		8	85,260,498.20	9.15%	93	4.0177	2.293819	1.45 to 1.49	2	36,558,524.33	3.92%	95	3.7500	1.450000
15,000,000 to 24,999,999		13	245,925,191.33	26.39%	83	3.5586	2.146794	1.50 to 1.74	3	41,945,924.61	4.50%	66	3.8673	1.614363
25,000,000 to 49,999,999		8	267,861,882.31	28.75%	77	3.7814	1.898805	1.75 to 2.49	12	271,056,250.00	29.09%	82	3.9644	2.145447
	50,000,000 or greater	4	270,000,000.00	28.98%	65	3.8503	3.022778	2.50 to 3.49	13	267,081,872.90	28.66%	75	3.8804	3.023527
	Totals	44	931,774,462.10	100.00%	78	3.7742	2.396813	3.50 and greater	10	225,750,000.00	24.23%	70	3.4317	4.045426
								Totals	44	931,774,462.10	100.00%	78	3.7742	2.396813
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP	Totals	154	931,774,462.10	100.00%	78	3.7742	2.396813
Arizona	2	33,100,000.00	3.55%	42	3.5813	4.216677
									Property Type³
California	10	194,577,018.00	20.88%	81	3.6566	2.688055
Colorado	1	4,000,000.00	0.43%	94	3.9700	5.190000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	2	18,702,233.00	2.01%	64	4.2087	3.196027		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	11	28,152,854.00	3.02%	77	4.4580	2.464293	Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP
Illinois	24	37,322,862.02	4.01%	51	3.9636	3.250805	Industrial	105	202,268,791.02	21.71%	62	3.8815	2.846577
Indiana	1	3,288,462.00	0.35%	35	4.6282	3.290000	Lodging	3	86,250,000.00	9.26%	89	3.4624	(1.555072)
Kansas	1	1,037,201.00	0.11%	49	3.5500	3.570000	Mixed Use	2	51,720,000.00	5.55%	90	3.2276	2.629722
Kentucky	9	7,773,390.00	0.83%	48	3.6135	3.553509	Multi-Family	7	80,532,174.61	8.64%	94	4.1083	1.805094
Maryland	2	2,408,016.00	0.26%	43	3.9958	3.454227	Office	20	387,366,018.90	41.57%	74	3.8040	2.847138
Michigan	2	12,558,933.00	1.35%	82	4.3669	2.493754	Other	5	1,342,476.02	0.14%	49	3.5500	3.570000
Minnesota	7	5,546,447.00	0.60%	49	3.5500	3.570000	Retail	3	62,108,108.00	6.67%	89	3.2457	3.647406
Mississippi	2	11,376,008.99	1.22%	95	4.2592	2.950126	Self Storage	8	53,805,000.00	5.77%	95	4.2662	3.063285
Nevada	4	161,250,000.00	17.31%	91	3.5232	0.024031	Totals	154	931,774,462.10	100.00%	78	3.7742	2.396813
New Jersey	3	5,840,690.01	0.63%	49	3.5500	3.570000
New York	8	194,058,108.00	20.83%	90	3.3808	2.623173
Ohio	10	29,034,106.62	3.12%	85	4.0724	1.930810
Pennsylvania	4	5,811,266.00	0.62%	49	3.5500	3.570000
South Carolina	1	15,000,000.00	1.61%	94	3.9900	2.330000
Tennessee	1	4,494,206.60	0.48%	95	4.1500	2.790000
Texas	27	106,365,192.31	11.42%	52	4.7412	2.749321
Virginia	19	17,470,574.00	1.87%	49	3.5500	3.570000
Washington	1	20,000,000.00	2.15%	88	2.8800	6.210000
Wisconsin	1	6,225,000.00	0.67%	94	4.3500	2.570000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP	Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP
	3.9999% or less	29	664,286,632.33	71.29%	81	3.4785	2.360772	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	6	68,122,390.20	7.31%	94	4.1669	1.723821	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	6	125,805,000.00	13.50%	59	4.5225	2.973253	25 months to 36 months	43	925,392,571.84	99.32%	77	3.7724	2.401204
	4.7500% or greater	2	67,178,549.31	7.21%	61	4.8737	2.416640	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	931,774,462.10	100.00%	78	3.7742	2.396813	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	931,774,462.10	100.00%	78	3.7742	2.396813
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP	Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP
	81 months or less	6	240,250,000.00	25.78%	37	4.0700	3.140751	Interest Only	33	789,228,108.00	84.70%	74	3.6987	2.448164
82 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	81 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or more	37	685,142,571.84	73.53%	92	3.6680	2.141877	82 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	931,774,462.10	100.00%	78	3.7742	2.396813	85 months or more	10	136,164,463.84	14.61%	95	4.1994	2.129022
								Totals	44	931,774,462.10	100.00%	78	3.7742	2.396813
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,381,890.26	0.68%	94	4.0400	NAP				None
Underwriter's Information		4	145,000,000.00	15.56%	70	3.5190	3.601034
	12 months or less	37	715,392,571.84	76.78%	78	3.8432	2.687834
	13 months to 24 months	2	65,000,000.00	6.98%	90	3.5580	(3.430000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	931,774,462.10	100.00%	78	3.7742	2.396813
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30506025	Various Various		Various	Actual/360	4.628%	298,904.58	0.00	0.00	N/A	08/07/25	--	75,000,000.00	75,000,000.00	09/07/22
2A1-C2	30318230	OF	Sunnyvale	CA	Actual/360	3.490%	150,263.89	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	09/06/22
2A1-C6	30318231				Actual/360	3.490%	60,105.56	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	09/06/22
2A1-C9	30318232				Actual/360	3.490%	15,026.39	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	09/06/22
3	30530096	IN	Las Vegas	NV	Actual/360	3.593%	232,047.92	0.00	0.00	07/06/30	06/06/34	--	75,000,000.00	75,000,000.00	09/06/22
4A1-A2	30505865	Various Various		Various	Actual/360	3.550%	213,986.11	0.00	0.00	N/A	10/09/26	--	70,000,000.00	70,000,000.00	09/09/22
5A13-1	30318233	LO	Las Vegas	NV	Actual/360	3.558%	132,766.11	0.00	0.00	03/05/30	03/05/32	--	43,333,333.00	43,333,333.00	09/05/22
5A15-1	30318234				Actual/360	3.558%	66,383.06	0.00	0.00	03/05/30	03/05/32	--	21,666,667.00	21,666,667.00	09/05/22
6A2-C6	30318235	OF	New York	NY	Actual/360	2.990%	90,115.28	0.00	0.00	N/A	12/06/29	--	35,000,000.00	35,000,000.00	09/06/22
6A3-C1-A	30318236				Actual/360	2.990%	71,706.01	0.00	0.00	N/A	12/06/29	--	27,850,000.00	27,850,000.00	09/06/22
7A1-8	30318237	MU	New York	NY	Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	09/06/22
7A1-9	30318238				Actual/360	3.160%	54,422.22	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	09/06/22
7A1-13	30318239				Actual/360	3.160%	13,605.56	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	09/06/22
8A1	30318240	OF	Mountain View	CA	Actual/360	3.950%	136,055.56	0.00	0.00	N/A	07/06/30	--	40,000,000.00	40,000,000.00	09/06/22
9A2	30506051	OF	San Francisco	CA	Actual/360	3.750%	67,181.84	32,809.03	0.00	N/A	08/06/30	--	20,804,697.58	20,771,888.55	09/06/22
9A4	30506053				Actual/360	3.750%	51,058.20	24,934.85	0.00	N/A	08/06/30	--	15,811,570.63	15,786,635.78	09/06/22
10-A1	30504561	OF	Houston	TX	Actual/360	4.987%	150,317.71	0.00	0.00	N/A	03/01/25	--	35,000,000.00	35,000,000.00	09/01/22
11-A1-H	30505811	OF	San Francisco	CA	Actual/360	3.522%	55,237.70	0.00	0.00	N/A	03/10/25	--	18,213,750.00	18,213,750.00	09/10/22
12-A2-H	30505814	OF	San Francisco	CA	Actual/360	3.522%	47,121.53	0.00	0.00	N/A	03/10/25	--	15,536,250.00	15,536,250.00	09/10/22
13-A1	30318242	OF	San Antonio	TX	Actual/360	4.750%	131,777.91	38,800.77	0.00	N/A	08/06/30	--	32,217,350.08	32,178,549.31	09/06/22
14	30505126	RT	Flushing	NY	Actual/360	3.450%	83,183.33	0.00	0.00	N/A	03/06/30	--	28,000,000.00	28,000,000.00	09/06/22
15-A2	30505269	OF	Phoenix	AZ	Actual/360	3.350%	76,445.14	0.00	0.00	N/A	02/05/25	--	26,500,000.00	26,500,000.00	09/05/22
16A3-C6	30318243	LO	Las Vegas	NV	Actual/360	3.170%	58,009.40	0.00	0.00	N/A	12/05/29	--	21,250,000.00	21,250,000.00	09/05/22
17-A6	30317592	RT	Tukwila	WA	Actual/360	2.880%	49,600.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	09/01/22
18	30506042	SS	Various	GA	Actual/360	4.385%	74,386.65	0.00	0.00	N/A	08/06/30	--	19,700,000.00	19,700,000.00	09/06/22
19	30506047	MF	Brooklyn	NY	Actual/360	4.150%	64,325.00	0.00	0.00	N/A	07/01/30	--	18,000,000.00	18,000,000.00	09/01/22
20	30506010	MF	Simpsonville	SC	Actual/360	3.990%	51,537.50	0.00	0.00	N/A	07/01/30	--	15,000,000.00	15,000,000.00	09/01/22
21	30318244	MF	Cleveland	OH	Actual/360	4.120%	49,470.74	19,308.28	0.00	N/A	07/06/30	--	13,944,147.54	13,924,839.26	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22A1-1B-2	30506080	RT	Brooklyn	NY	Actual/360	3.359%	40,804.88	0.00	0.00	N/A	01/01/30	--	14,108,108.00	14,108,108.00	09/01/22
23	30506038	OF	Brooklyn	NY	Actual/360	4.230%	44,802.75	0.00	0.00	N/A	07/06/30	--	12,300,000.00	12,300,000.00	09/06/22
24	30318245	MF	Cleveland	OH	Actual/360	4.150%	35,095.90	13,514.43	0.00	N/A	07/06/30	--	9,820,849.78	9,807,335.35	09/06/22
25	30506039	MF	Ann Arbor	MI	Actual/360	4.300%	37,027.78	0.00	0.00	N/A	07/06/30	--	10,000,000.00	10,000,000.00	09/06/22
26	30506036	OF	Weston	FL	Actual/360	3.780%	30,108.75	0.00	0.00	N/A	07/06/30	--	9,250,000.00	9,250,000.00	09/06/22
27	30506066	SS	Hattiesburg	MS	Actual/360	4.300%	30,659.00	0.00	0.00	N/A	08/06/30	--	8,280,000.00	8,280,000.00	09/06/22
28	30506041	OF	Various	Various	Actual/360	4.150%	27,159.44	9,784.41	0.00	N/A	08/06/30	--	7,600,000.00	7,590,215.59	09/06/22
29	30318246	MF	Amherst	NY	Actual/360	3.790%	23,824.36	0.00	0.00	N/A	07/06/30	--	7,300,000.00	7,300,000.00	09/06/22
30	30318247	MU	Chicago	IL	Actual/360	3.680%	21,294.93	0.00	0.00	N/A	04/06/30	--	6,720,000.00	6,720,000.00	09/06/22
31	30505978	IN	Flanders	NJ	Actual/360	4.040%	22,235.18	9,570.82	0.00	N/A	07/06/30	--	6,391,461.08	6,381,890.26	09/06/22
32	30506037	SS	Flagstaff	AZ	Actual/360	4.510%	25,631.83	0.00	0.00	N/A	07/06/30	--	6,600,000.00	6,600,000.00	09/06/22
33	30506040	MF	Brooklyn	NY	Actual/360	4.240%	23,732.22	0.00	0.00	N/A	07/06/30	--	6,500,000.00	6,500,000.00	10/06/22
34	30506005	SS	Appleton	WI	Actual/360	4.350%	23,317.81	0.00	0.00	N/A	07/06/30	--	6,225,000.00	6,225,000.00	09/06/22
35	30505954	SS	Modesto	CA	Actual/360	3.870%	16,662.50	0.00	0.00	N/A	07/06/30	--	5,000,000.00	5,000,000.00	09/06/22
36	30505953	SS	Ceres	CA	Actual/360	3.870%	13,330.00	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	09/06/22
37	30318248	SS	Castle Rock	CO	Actual/360	3.970%	13,674.44	0.00	0.00	N/A	07/06/30	--	4,000,000.00	4,000,000.00	09/06/22
Totals							3,028,824.89	148,722.59	0.00				931,923,184.69	931,774,462.10
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	33,209,122.56	9,791,414.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C2	37,062,811.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C6	37,062,811.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-C9	37,062,811.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,948,137.47	5,073,231.67	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-A2	53,613,411.98	52,966,467.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A13-1	64,248,676.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A15-1	64,248,676.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2-C6	99,230,339.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3-C1-A	99,230,339.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-13	49,603,804.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-8	49,603,804.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1-9	49,603,804.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	7,138,304.17	7,157,544.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	7,219,045.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	7,219,045.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10-A1	10,013,504.82	10,226,919.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A1-H	26,908,089.80	26,670,461.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12-A2-H	22,930,825.80	22,920,574.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13-A1	4,930,535.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,595,189.44	2,430,229.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A2	14,463,489.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A3-C6	485,200,031.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A6	34,923,349.36	10,162,597.07	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,695,610.94	1,878,960.07	--	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	873,644.08	931,758.48	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,451,804.00	1,457,450.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,174,573.79	1,337,708.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22A1-1B-2	46,535,149.08	12,073,325.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,064,134.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	769,896.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,017,912.18	1,029,510.91	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,071,507.64	1,119,144.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	989,601.11	1,101,752.47	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	924,835.23	934,290.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	630,975.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	569,490.06	150,097.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	855,815.15	1,009,088.31	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	525,989.38	524,046.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	647,156.62	714,396.93	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	978,860.49	956,502.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	615,940.63	630,603.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	825,115.47	841,806.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,365,487,968.40	174,089,884.81				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774228%	3.758460%	78
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774286%	3.758518%	79
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774341%	3.758571%	80
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774400%	3.758631%	81
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774454%	3.758684%	82
04/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774513%	3.758743%	83
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774566%	3.758795%	84
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774636%	3.758865%	85
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774689%	3.758917%	86
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774742%	3.758969%	87
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774800%	3.759027%	88
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.774852%	3.759078%	89
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		170,250,000	170,250,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		70,000,000	70,000,000	0		0
> 60 Months		691,524,462	691,524,462	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	931,774,462	931,774,462	0	0	0	0
Aug-22	931,923,185	931,923,185	0	0	0	0
Jul-22	932,061,629	932,061,629	0	0	0	0
Jun-22	932,211,084	932,211,084	0	0	0	0
May-22	932,348,505	932,348,505	0	0	0	0
Apr-22	932,496,973	932,496,973	0	0	0	0
Mar-22	932,633,378	932,633,378	0	0	0	0
Feb-22	932,804,008	932,804,008	0	0	0	0
Jan-22	932,939,320	932,939,320	0	0	0	0
Dec-21	933,074,152	933,074,152	0	0	0	0
Nov-21	933,220,122	933,220,122	0	0	0	0
Oct-21	933,353,956	933,353,956	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30530096	0.00	3.59300%	0.00	3.59300%	8	06/09/21	07/01/20	06/18/21
3	30530096	0.00	3.59300%	0.00	3.59300%	8	06/18/21	07/01/20	06/09/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	49.90	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	49.90	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			49.90

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28